Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit enhancements
Notional amounts of derivatives	$ 66,300	$ 65,200
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	320,600	224,300
Collateral
Cash collateral received	100	0
Collateralized by equity and debt instruments	63,900	35,800
Secured by real estate	0	0
Other collateral	1,000	0
Credit enhancements
Netting	156,000	117,600
Credit derivative contracts	0	0
Guarantees and sub-participations	0	0
Exposure to credit risk after collateral and credit enhancements	99,700	70,900
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	34,500	25,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	34,500	25,600
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	186,400	131,700
Collateral
Collateralized by equity and debt instruments	6,700	5,100
Credit enhancements
Netting	156,000	117,600
Exposure to credit risk after collateral and credit enhancements	23,800	9,100
Loan commitments classified as derivatives	146	21
Forward starting reverse repurchase agreements classified as derivatives	20	32
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	25,900	20,900
Collateral
Collateralized by equity and debt instruments	25,700	20,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	200	400
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	73,800	46,000
Collateral
Cash collateral received	100
Collateralized by equity and debt instruments	31,500	10,200
Other collateral	1,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	41,300	35,800
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	400	100
Collateral
Other collateral	0
Credit enhancements
Guarantees and sub-participations	300	100
Exposure to credit risk after collateral and credit enhancements	0	0
Forward starting reverse repurchase agreements | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	51,500	60,400
Loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	14,800	4,000
Sub- participated loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	$ 4,800	$ 1,400